February 1, 2008


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  Re:  Causeway Capital Management Trust
                       Causeway International Value Fund
                       Causeway Emerging Markets Fund
                       File Nos. 333-67552; 811-10467
                       Post-Effective Amendment No. 9 Filing Pursuant to 497(j)

Ladies and Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of the Causeway International Value Fund and the Causeway Emerging Markets Fund that the Prospectuses and Statements of Additional Information dated January 30, 2008 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of Post-Effective Amendment No. 9 filed electronically on January 30, 2008.

            Please do not hesitate to contact me at (310) 231-6117 should you have any questions.


                                    Sincerely,


                                    /s/ Turner Swan
                                    ----------------
                                    Turner Swan
                                    President, Causeway Capital Management Trust